Label	Element	Value
MFS® Inflation-Adjusted Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063075_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is September 28, 2016. MFS® Inflation-Adjusted Bond Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Inflation-Adjusted Bond Fund
Strategy [Heading]	rr_StrategyHeading	Effective December 1, 2016, the second paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS currently intends to focus the fund's investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund's assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments, including corporate bonds, asset-backed securities, and other debt instruments.

Risk [Heading]	rr_RiskHeading	Effective December 1, 2016, the following paragraph is added after the ninth paragraph in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.